RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Effect of Fair Value and Cash Flow Hedging Relationships (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on cash flow hedge	$ 2	$ 6	$ 0
Interest rate contracts | Interest Expense
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged items	(179)	(126)	(98)
Derivatives designated as hedging instruments	(30)	(52)	(43)
Reclassification of gains/(losses) on derivative instruments from AOCI to net income	(12)	(12)	(12)
Commodity contracts | Revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Reclassification of gains/(losses) on derivative instruments from AOCI to net income	19	32	(85)
Foreign exchange | Revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Reclassification of gains/(losses) on derivative instruments from AOCI to net income	$ (50)	$ 0	$ 0